Quarterly Report
March 31, 2024
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
FCE-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Airlines – 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,122	$40,517
Alcoholic Beverages – 4.0%
Ambev S.A., ADR	169,015	$419,157
China Resources Beer Holdings Co. Ltd.	50,000	230,296
Kweichow Moutai Co. Ltd., “A”	2,000	471,231
Wuliangye Yibin Co. Ltd., “A”	12,800	271,870
		$1,392,554
Automotive – 2.8%
BYD Co. Ltd.	10,000	$257,573
Hero MotoCorp Ltd.	3,357	190,076
Mahindra & Mahindra Ltd.	16,377	377,278
Maruti Suzuki India Ltd.	1,024	154,705
		$979,632
Biotechnology – 0.7%
Hugel, Inc. (a)	1,831	$259,910
Brokerage & Asset Managers – 0.6%
B3 S.A. - Brasil Bolsa Balcao	82,200	$196,510
Moscow Exchange MICEX-RTS PJSC (a)(u)	369,124	0
		$196,510
Business Services – 4.5%
Infosys Ltd.	39,027	$700,991
Tata Consultancy Services Ltd.	14,524	675,032
Tech Mahindra Ltd.	14,390	215,343
		$1,591,366
Chemicals – 1.0%
UPL Ltd.	65,167	$356,298
Computer Software – 0.9%
Kingsoft Corp.	105,200	$323,924
Computer Software - Systems – 8.1%
Hon Hai Precision Industry Co. Ltd.	148,000	$693,674
Samsung Electronics Co. Ltd.	35,613	2,179,767
		$2,873,441
Conglomerates – 0.7%
LG Corp.	3,707	$240,938
Construction – 4.5%
Anhui Conch Cement Co. Ltd.	74,500	$154,961
Beijing New Building Materials PLC, “A”	40,900	160,545
Gree Electric Appliances, Inc., “A”	72,300	393,239
Midea Group Co. Ltd., “A”	34,700	308,329
Techtronic Industries Co. Ltd.	36,500	494,787
Zhejiang Supor Co. Ltd., “A”	9,500	76,500
		$1,588,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.3%
ASE Technology Holding Co. Ltd	55,000	$276,689
Taiwan Semiconductor Manufacturing Co. Ltd.	137,258	3,341,009
		$3,617,698
Energy - Independent – 0.9%
Reliance Industries Ltd.	8,840	$314,977
Energy - Integrated – 3.5%
China Petroleum & Chemical Corp.	172,000	$97,571
Galp Energia SGPS S.A., “B”	23,770	392,742
LUKOIL PJSC (a)(u)	6,698	0
Petroleo Brasileiro S.A., ADR	28,381	431,675
Petroleo Brasileiro S.A., ADR	14,926	222,397
Petronet LNG Ltd.	24,688	77,910
		$1,222,295
Engineering - Construction – 0.9%
Doosan Bobcat, Inc.	7,574	$299,866
Food & Beverages – 3.5%
Gruma S.A.B. de C.V.	14,231	$265,950
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	143,241	552,951
Orion Corp.	4,827	326,282
Tingyi (Cayman Islands) Holding Corp.	94,000	103,044
		$1,248,227
Food & Drug Stores – 0.3%
BIM Birlesik Magazalar A.S.	9,012	$100,627
Forest & Paper Products – 0.6%
Suzano S.A.	17,400	$221,967
Insurance – 5.7%
AIA Group Ltd.	35,000	$234,991
DB Insurance Co. Ltd.	4,787	336,734
Discovery Ltd.	20,335	129,515
Hyundai Marine & Fire Insurance Co. Ltd.	8,623	195,358
Ping An Insurance Co. of China Ltd., “H”	157,000	662,951
Samsung Fire & Marine Insurance Co. Ltd.	2,056	467,325
		$2,026,874
Internet – 7.4%
Baidu, Inc., ADR (a)	831	$87,488
MakeMyTrip Ltd. (a)	1,742	123,769
NAVER Corp.	1,191	165,789
NetEase, Inc., ADR	4,729	489,310
Tencent Holdings Ltd.	45,200	1,754,431
		$2,620,787
Machinery & Tools – 1.7%
Delta Electronics, Inc.	57,000	$607,340
Major Banks – 3.7%
Banco Bradesco S.A., ADR	141,248	$403,969
Bandhan Bank Ltd.	78,529	169,482
Erste Group Bank AG	10,530	469,180
Nedbank Group Ltd.	20,723	250,197
		$1,292,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)	18,267	$13,320
Metals & Mining – 2.8%
Industries Qatar Q.P.S.C.	30,080	$98,890
PT United Tractors Tbk	275,700	420,375
Vale S.A., ADR	39,007	475,495
		$994,760
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	58,500	$186,482
Network & Telecom – 0.2%
GDS Holdings Ltd., “A” (a)	20,800	$16,928
GDS Holdings Ltd., ADR (a)	7,511	49,948
		$66,876
Oil Services – 0.3%
Samsung Engineering Co. Ltd. (a)	5,439	$101,003
Other Banks & Diversified Financials – 12.7%
Bangkok Bank Public Co. Ltd.	85,700	$326,476
Bank Negara Indonesia PT	792,700	294,981
China Construction Bank Corp.	904,670	545,560
China Merchants Bank Co. Ltd.	54,500	215,510
Credicorp Ltd.	2,762	467,966
Emirates NBD Bank PJSC	49,841	237,516
Grupo Financiero Banorte S.A. de C.V.	11,797	125,155
HDFC Bank Ltd.	38,016	659,973
IndusInd Bank Ltd.	10,073	187,565
KB Financial Group, Inc.	9,343	482,331
Kotak Mahindra Bank Ltd.	26,114	559,054
Sberbank of Russia PJSC (a)(u)	286,804	0
SK Square Co. Ltd. (a)	1,947	114,253
Tisco Financial Group PCL	90,000	244,810
		$4,461,150
Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B”	144,174	$136,850
Precious Metals & Minerals – 1.5%
Gold Fields Ltd., ADR	25,131	$399,332
Polymetal International PLC (a)	35,382	128,790
		$528,122
Real Estate – 2.3%
Emaar Properties PJSC	204,235	$454,381
ESR Group Ltd.	94,400	100,950
Hang Lung Properties Ltd.	147,000	150,627
SM Investments Corp.	6,280	108,586
		$814,544
Restaurants – 1.1%
Yum China Holdings, Inc.	9,746	$387,793
Specialty Chemicals – 0.2%
Saudi Basic Industries Corp.	3,685	$76,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.4%
Alibaba Group Holding Ltd.	106,548	$956,317
JD.com, Inc., “A”	9,280	127,932
JD.com, Inc., ADR	407	11,148
Multiplan Empreendimentos Imobiliarios S.A.	18,739	95,612
Vipshop Holdings Ltd., ADR	16,075	266,041
Walmart de Mexico S.A.B. de C.V.	111,174	448,053
		$1,905,103
Telecommunications - Wireless – 2.2%
Advanced Info Service Public Co. Ltd.	31,000	$173,320
Etihad Etisalat Co.	21,074	295,558
PT Telekom Indonesia	1,370,300	299,902
		$768,780
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	16,850	$248,502
Tobacco – 1.4%
British American Tobacco PLC	8,047	$244,366
ITC Ltd.	46,338	237,989
		$482,355
Total Common Stocks		$34,589,313
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.38% (v)	613,427	$613,550

Other Assets, Less Liabilities – 0.2%		63,298
Net Assets – 100.0%		$35,266,161
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $613,550 and $34,589,313, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$9,173,193	$—	$—	$9,173,193
South Korea	5,169,556	—	—	5,169,556
India	5,000,442	—	—	5,000,442
Taiwan	4,918,712	—	—	4,918,712
Brazil	2,466,782	—	—	2,466,782
Mexico	1,016,525	—	—	1,016,525
Indonesia	1,015,258	—	—	1,015,258
Hong Kong	981,355	—	—	981,355
South Africa	779,044	—	—	779,044
Other Countries	3,323,840	744,606	0	4,068,446
Mutual Funds	613,550	—	—	613,550
Total	$34,458,257	$744,606	$0	$35,202,863
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2024, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2023.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$693,970	$2,043,522	$2,123,971	$35	$(6)	$613,550
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,564	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
China	26.0%
South Korea	14.6%
India	14.2%
Taiwan	13.9%
Brazil	7.0%
Mexico	2.9%
Indonesia	2.9%
Hong Kong	2.8%
South Africa	2.2%
Other Countries	13.5%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.